Leases - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease description			The Company leases office space in Puerto Rico under a non-cancellable operating lease which commenced in September 2023 and expires August 2026.		The Company leases office space in Puerto Rico under a non-cancellable operating lease which commenced in September 2023 and expires August 2026.
Operating lease rent expense					$ 800,000	$ 800,000	$ 800,000
Weighted-average lease term	2 years 2 months 12 days		2 years 2 months 12 days		2 years 7 months 6 days
Weighted-average discount rate	15.31%		15.31%		15.31%
Puerto Rico
Lessee, Lease, Description [Line Items]
Lease commencement period			September 2023		September 2023
Lease expiration period			August 2026		August 2026
New Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating lease rent expense	$ 39,500		$ 79,000		$ 52,600
Short-term rent expense	$ 200,000	$ 700,000	$ 600,000	$ 300,000